Right-of-Use Assets	12 Months Ended
Jun. 30, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use Assets

NOTE 18: LEASE LIABILITIES

	2023 A$	2022 A$	2021 A$
Secured – at amortised costs

Loan Movement Schedule
Opening Balance – July 1	693,623	867,841	793,148
New lease for new property - being rented	-	-	854,500
Repayments	(160,040)	(174,218)	(779,807)
Closing Balance – June 30	533,583	693,623	867,841

Disclosed in the financial statements as:

Current liabilities	171,841	160,040	174,218
Non-current liabilities	361,742	533,583	693,623
	533,583	693,623	867,841

Lease liabilities relate to building leases and are effectively secured by the buildings being leased (Note 14).

The total Group cash outflows for leases is set out below:

	2023 A$	2022 A$	2021 A$
Principal element of lease payments	160,040	174,218	779,807
Interest element of lease payments - continuing operations	21,278	26,872	26,934
Total cash outflows for leases	181,318	201,090	806,741

The Group's lease contracts include extension and termination options. These options are negotiated by management to provide flexibility in managing the leased-asset portfolio and align with the Group’s business needs.

Set out below are the undiscounted potential future rental payments relating to periods following the exercise date of extension options that are not included in the lease term:

	Within five years A$	More than five years A$	Total A$
As at June 30, 2023
Extension options expected not to be exercised	-	1,183,105	1,183,105

As at June 30, 2022
Extension options expected not to be exercised	-	1,183,105	1,183,105

Right-of-use Assets
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use Assets

NOTE 14: RIGHT-OF-USE ASSETS

	2023 A$	2022 A$
Cost	854,500	854,500
Accumulated depreciation	(356,042)	(185,142)
	498,458	669,358

Opening balance July 1	669,358	862,716
Addition of new property being rented	-	-
Depreciation (Note 6)	(170,900)	(193,358)
Closing balance June 30	498,458	669,358

Refer to Note 18 for information on non-current assets pledged as security for lease liabilities by the Group.